Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010
Cash flows from operating activities:
Net loss for the year	$ (925,718)	$ (1,430,257)	$ (3,542,331)	$ (5,353,317)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	30,841	34,509	134,880	276,410
Amortization of intangible assets	280,880	208,473	853,677	874,700
Stock-based compensation	244,261	300,485	812,485	883,225
Share purchase warrants	0	136,934	269,633	0
Shares issued as part of share purchase plan	0	7,941	25,327	15,489
Change in fair value of derivative liability	(145,714)	0
Foreign exchange loss	(687)	28,046	166,949	378,828
Accretion of debenture discount	159,798	0	55,738	0
Changes in assets and liabilities:
Accounts receivable	599,061	(116,599)	(529,447)	262,894
Prepaid expenses and deposits			111,801	109,906
Other assets	24,927	78,323	(18,658)	(16,716)
Decrease in other assets	(29,229)	(7,117)
Accounts payable and accrued liabilities	(387,661)	(132,963)	(35,745)	(874,926)
Unearned revenue	(188,252)	70,987	303,265	(38,840)
Customer deposits	65	(3,109)	(3,109)	(4,316)
Accrued warranty	(22,967)	5,848	25,905	(16,417)
Net cash used in operating activities	(360,395)	(818,499)	(1,369,630)	(3,503,080)
Cash flows from investing activities:
Purchase of equipment	(671)	(28,457)	(83,304)	(53,641)
Deposits	(1,021)	661	(48,701)	36,468
Net cash used in investing activities	(1,692)	(27,796)	(132,005)	(17,173)
Cash flows from financing activities:
Common stock issued	5,857,404	15,802	195,573	1,896,082
Convertible debenture	0	483,300	1,464,800	0
Net cash provided by financing activities	5,857,404	499,102	1,660,373	1,896,082
Foreign exchange effect on cash	26,760	369	(8,154)	249,052
Increase (decrease) in cash	5,522,077	(346,824)	150,584	(1,375,119)
Cash, beginning of the year	1,707,397	1,556,813	1,556,813	2,931,932
Cash, end of the year	7,229,474	1,209,989	1,707,397	1,556,813
Cash paid for:
Interest	5,297	221	25,835	2,599
Taxes			$ 0	$ 0